united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 5/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 98.2%
	AEROSPACE / DEFENSE - 2.2%
$159,000	Embraer Netherlands Finance BV	5.0500	6/15/2025	$167,945
58,000	Embraer Netherlands Finance BV	5.4000	2/1/2027	63,142
58,000	Northrop Grumman Corp.	3.2500	1/15/2028	57,964
96,000	Rockwell Collins, Inc.	3.2000	3/15/2024	97,187
				386,238
	AIRLINES - 2.1%
192,000	Delta Air Lines, Inc.	3.4000	4/19/2021	193,948
176,000	Delta Air Lines, Inc.	4.3750	4/19/2028	176,993
				370,941
	AUTO MANUFACTURERS - 1.0%
177,000	Toyota Motor Credit Corp.	2.2500	10/18/2023	175,023

	BANKS - 16.0%
106,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4190	12/20/2028	105,908
169,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4990	5/17/2022	171,507
109,000	Bank of America Corp.	3.5000	4/19/2026	111,374
5,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.5500	3/5/2024	5,112
114,000	Bank of America Corp.	4.0000	1/22/2025	117,741
165,000	Bank of America Corp.	4.4500	3/3/2026	174,027
191,000	Bank of New York Mellon Corp.	2.6000	8/17/2020	191,375
172,000	Bank of Nova Scotia	4.5000	12/16/2025	183,107
176,000	Kreditanstalt fuer Wiederaufbau	1.6250	3/15/2021	174,704
48,000	Morgan Stanley	2.5000	4/21/2021	47,896
173,000	Morgan Stanley	2.6250	11/17/2021	172,717
79,000	Morgan Stanley	3.1250	1/23/2023	79,798
56,000	Morgan Stanley	3.9500	4/23/2027	57,168
64,000	Royal Bank of Canada	3.7000	10/5/2023	66,778
173,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	174,510
172,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	172,439
463,000	State Street Corp.	2.5500	8/18/2020	463,855
176,000	State Street Corp.	2.6500	5/19/2026	174,872
145,000	State Street Corp.	3.5500	8/18/2025	151,617
				2,796,505
	BEVERAGES - 1.0%
170,000	PepsiCo, Inc.	3.1000	7/17/2022	174,148

	BIOTECHNOLOGY - 5.0%
173,000	Biogen, Inc.	2.9000	9/15/2020	173,539
170,000	Biogen, Inc.	3.6250	9/15/2022	173,603
295,000	Gilead Sciences, Inc.	2.5500	9/1/2020	295,353
55,000	Gilead Sciences, Inc.	3.2500	9/1/2022	56,116
169,000	Gilead Sciences, Inc.	3.6500	3/1/2026	175,360
				873,971
	COMMERCIAL SERVICES - 2.0%
168,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	175,214
172,000	S&P Global, Inc.	3.3000	8/14/2020	173,363
				348,577
	COMPUTERS - 3.2%
169,000	DXC Technology Co.	4.2500	4/15/2024	175,187
172,000	Hewlett Packard Enterprise Co.	3.6000	10/15/2020	174,068
166,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	173,906
43,000	Seagate HDD Cayman	4.8750	6/1/2027	41,101
				564,262
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
172,000	BlackRock, Inc.	3.2000	3/15/2027	175,794

	ELECTRIC - 6.0%
171,000	DTE Energy Co.	3.8000	3/15/2027	176,536
172,000	Exelon Corp.	2.8500	6/15/2020	172,198
170,000	Exelon Corp.	3.4970	6/1/2022	173,141
171,000	Exelon Generation Co. LLC	3.4000	3/15/2022	174,240
172,000	NSTAR Electric Co.	3.2000	5/15/2027	175,634
172,000	PSEG Power LLC	3.0000	6/15/2021	173,030
				1,044,779

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 98.2% (Continued)
	ELECTRONICS - 2.0%
$165,000	Flex Ltd.	4.7500	6/15/2025	$171,412
167,000	Keysight Technologies, Inc.	4.5500	10/30/2024	176,615
				348,027
	FOOD - 3.5%
183,000	General Mills, Inc.	3.7000	10/17/2023	189,279
54,000	Kellogg Co.	2.6500	12/1/2023	54,009
183,000	Kellogg Co	4.3000	5/15/2028	195,547
173,000	McCormick & Co., Inc.	3.1500	8/15/2024	174,451
				613,286
	FOREST PRODUCTS & PAPER - 1.8%
151,000	Fibria Overseas Finance Ltd.	4.0000	1/14/2025	149,679
162,000	Fibria Overseas Finance Ltd.	5.5000	1/17/2027	171,347
				321,026
	HEALTHCARE-PRODUCTS - 3.5%
162,000	Abbott Laboratories	2.9000	11/30/2021	163,535
168,000	Abbott Laboratories	3.4000	11/30/2023	173,289
171,000	Medtronic, Inc.	3.1500	3/15/2022	174,635
106,000	Medtronic, Inc.	3.5000	3/15/2025	110,527
				621,986
	HEALTHCARE-SERVICES - 1.0%
169,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	173,208

	HOUSEHOLD PRODUCTS / WARES - 0.6%
104,000	Kimberly-Clark Corp.	3.9500	11/1/2028	112,963

	INSURANCE - 0.7%
115,000	AXA Equitable Holdings, Inc.	4.3500	4/20/2028	118,430

	INTERNET - 1.0%
169,000	eBay, Inc.	3.8000	3/9/2022	173,482

	MACHINERY-DIVERSIFIED - 1.0%
163,000	CNH Industrial NV	4.5000	3/9/2022	168,589

	MEDIA - 2.5%
177,000	Comcast Corp.	3.0000	2/1/2024	179,399
173,000	Comcast Corp.	3.3000	2/1/2027	175,345
74,000	Comcast Corp.	4.1500	10/15/2028	79,519
				434,263
	MULTI-NATIONAL - 4.8%
101,000	Asian Development Bank	2.0000	4/24/2026	100,179
172,000	Asian Development Bank	2.6250	1/12/2027	177,713
94,000	European Investment Bank	2.2500	3/15/2022	94,723
146,000	Inter-American Development Bank	2.1250	1/18/2022	146,585
180,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	178,758
150,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	148,743
				846,701
	OIL & GAS - 7.0%
173,000	Apache Corp.	4.3750	10/15/2028	176,559
172,000	BP Capital Markets America, Inc.	3.2240	4/14/2024	175,597
172,000	BP Capital Markets PLC	3.0620	3/17/2022	174,485
169,000	BP Capital Markets PLC	3.5060	3/17/2025	175,145
167,000	BP Capital Markets PLC	3.7230	11/28/2028	173,957
174,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	173,905
156,000	ConocoPhillips Co.	4.9500	3/15/2026	175,058
				1,224,706

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 98.2% (Continued)
	PHARMACEUTICALS - 7.2%
$173,000	AbbVie, Inc.	2.8500	5/14/2023	$172,441
105,000	Allergan Funding SCS	3.8000	3/15/2025	105,757
165,000	Bristol-Myers Squibb Co.	2.0000	8/1/2022	163,096
140,000	Bristol-Myers Squibb Co.	3.2500	2/27/2027	142,696
175,000	CVS Health Corp.	2.1250	6/1/2021	172,985
182,000	CVS Health Corp.	2.8750	6/1/2026	174,446
171,000	CVS Health Corp.	3.5000	7/20/2022	174,032
150,000	Pfizer, Inc.	1.9500	6/3/2021	149,242
				1,254,695
	PIPELINES - 2.2%
168,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.2500	12/1/2027	172,872
22,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.2500	1/15/2025	23,122
169,000	ONEOK, Inc.	7.5000	9/1/2023	196,387
				392,381
	REAL ESTATE - 1.0%
162,000	CBRE Services, Inc.	4.8750	3/1/2026	174,028

	REITS - 1.0%
166,000	HCP, Inc.	4.0000	12/1/2022	172,452

	RETAIL - 1.0%
171,000	Macy's Retail Holdings, Inc.	3.4500	1/15/2021	172,703

	SEMICONDUCTORS - 6.5%
170,000	Analog Devices, Inc.	3.1250	12/5/2023	172,020
173,000	Intel Corp.	2.4500	7/29/2020	173,079
171,000	Intel Corp.	2.8750	5/11/2024	173,337
170,000	Intel Corp.	3.1000	7/29/2022	174,202
106,000	Lam Research Corp.	2.7500	3/15/2020	106,100
172,000	Lam Research Corp.	2.8000	6/15/2021	172,602
168,000	Lam Research Corp.	3.8000	3/15/2025	176,050
				1,147,390
	SOFTWARE - 2.0%
171,000	Citrix Systems, Inc.	4.5000	12/1/2027	173,227
176,000	Oracle Corp.	2.4000	9/15/2023	174,366
				347,593
	SOVEREIGN - 1.4%
150,000	Export Development Canada	1.3750	10/21/2021	147,832
100,000	Export Development Canada	2.5000	1/24/2023	101,634
				249,466
	TELECOMMUNICATIONS - 6.0%
142,000	AT&T, Inc.	2.8000	2/17/2021	142,327
335,000	AT&T, Inc.	4.6000	2/15/2021	344,540
93,000	Cisco Systems, Inc.	1.8500	9/20/2021	91,833
145,000	Cisco Systems, Inc.	2.4500	6/15/2020	144,998
97,000	Cisco Systems, Inc.	3.0000	6/15/2022	98,994
59,000	Vodafone Group PLC	3.7500	1/16/2024	60,532
167,000	Vodafone Group PLC	4.3750	5/30/2028	174,282
				1,057,506
	TRANSPORTATION - 1.0%
175,000	United Parcel Service, Inc.	2.5000	4/1/2023	175,009

	TOTAL BONDS (Cost $16,909,945)			17,210,128

	TOTAL INVESTMENTS - 98.2% (Cost $16,909,945)			$17,210,128
	OTHER ASSETS LESS LIABILITIES - 1.8%			313,788
	NET ASSETS - 100.0%			$17,523,916

LLC - Limited Liability Company
PLC - Public Limited Company
* Variable rate, rate shown represents the rate shown at May 31, 2019

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Fund's assets and liabilities measured at fair value:
			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$-	$17,210,128	$-	$17,210,128
Total	$-	$17,210,128	$-	$17,210,128
* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk - Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at May 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$16,909,945	$301,192	$(1,009)	$300,183

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/25/2019

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/25/2019